Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the year ended December 31, 2014:

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$38,770	$10,217	$—	$48,987
Voyage expenses	—	(3,505)	(74)	—	(3,579)
Vessel operating cost	—	(1,600)	—	—	(1,600)
Charterhire expense	—	(57,909)	(15,305)	—	(73,214)
Vessel depreciation	—	(686)	—	—	(686)
General and administrative expenses	(39)	(251)	(26)	(31,593)	(31,909)
Write down on assets held for sale	(51,968)	(2,934)	—	(585)	(55,487)
Interest income	—	—	—	1,052	1,052
Foreign exchange gain	—	—	—	43	43
Financial expense, net	—	—	—	(172)	(172)
Segment loss	$(52,007)	$(28,115)	$(5,188)	$(31,255)	$(116,565)

The following schedule presents segment information about the Company’s balance sheet as of December 31, 2014 and December 31, 2013:

Identifiable assets
	December 31, 2014	December 31, 2013
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$438,256	$54,772
Kamsarmax	236,278	132,114
Ultramax	288,828	184,905
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	265,818	733,818
Other	95,025	75
Total identifiable assets	$1,324,205	$1,105,684